Segmented Information	12 Months Ended
Dec. 31, 2023
Disclosure of entity's operating segments [Abstract]
Segmented Information

17.	SEGMENTED INFORMATION
(a) Segment revenues and results
Operating results of operating segments are reviewed by the Company’s chief operating decision maker, being the Company’s Chief Executive Officer, to make decisions about resources to be allocated to the segments and to assess their performance. The Company considers its reportable operating segments to be its operating mines and significant development projects. The Company operates in two principal geographical areas - Canada, and Mexico. The Young-Davidson and Island Gold mines operate in Canada, and the Mulatos mine operates in Sonora, Mexico.
Significant information relating to the Company's reporting operating segments is as follows:

Year Ended December 31, 2023
	Young-Davidson	Mulatos[1]	Island Gold	Corporate /other[2]	Total
Operating revenues	$355.3	$420.2	$247.8	—	$1,023.3
Cost of sales
Mining and processing	166.2	188.4	82.7	—	437.3
Royalties	5.3	2.2	2.7	—	10.2
Amortization	76.7	75.3	38.2	—	190.2
	248.2	265.9	123.6	—	637.7
Expenses
Exploration	2.9	9.9	3.7	1.7	18.2
Corporate and administrative	—	—	—	27.6	27.6
Share-based compensation	—	—	—	21.7	21.7
Earnings (loss) from operations	$104.2	$144.4	$120.5	($51.0)	$318.1
Finance expense					(2.5)
Foreign exchange gain					1.9
Other loss					(23.8)
Earnings before income taxes					$293.7

Year Ended December 31, 2022
	Young-Davidson	Mulatos[1]	Island Gold	Corporate/other[2]	Total
Operating revenues	$347.8	$238.1	$235.3	—	$821.2
Cost of sales
Mining and processing	163.4	150.4	80.6	—	394.4
Inventory net realizable value adjustment	—	33.9	—	—	33.9
Royalties	5.3	1.2	2.6	—	9.1
Amortization	81.8	52.5	37.2	—	171.5
	250.5	238.0	120.4	—	608.9
Expenses
Exploration	4.3	7.5	4.7	1.9	18.4
Corporate and administrative	—	—	—	25.9	25.9
Share-based compensation	—	—	—	18.3	18.3
Impairment	—	—	—	38.2	38.2
Earnings (loss) from operations	$93.0	($7.4)	$110.2	($84.3)	$111.5
Finance expense					(5.7)
Foreign exchange gain					1.7
Other loss					(5.1)
Earnings before income taxes					$102.4
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances and exploration, development projects and mines in reclamation.
(b) Segment assets and liabilities

	Total Assets		Total liabilities
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Young-Davidson	$1,693.2	$1,644.9	$381.8	$353.2
Island Gold	1,453.6	1,222.5	476.4	415.5
Mulatos [1]	631.5	606.0	172.7	143.1
Corporate/other [2]	222.9	200.8	46.8	41.3
Total assets and liabilities	$4,001.2	$3,674.2	$1,077.7	$953.1
1. Mulatos includes the La Yaqui Grande operation.
2. Corporate and other consists of corporate balances, exploration and development projects and mines in reclamation